Trade and Other receivables - Summary of Non-current Financial Assets (Detail) - EUR (€) € in Thousands	Jun. 30, 2020	Dec. 31, 2019
Disclosure of Other Noncurrent Assets [abstract]
R&D Tax credit receivable	€ 3,378	€ 3,051
Total Non-current Grant receivables	3,378	3,051
Deposits	231	257
Total Other non-current assets	€ 231	€ 257